HL SCOPE RIC LLC

Schedule of Investments (Unaudited)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01%
Term Loans* – 133.93%
Direct Credit – 133.93%
North America – 133.93%
AIS Holdco, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	5/21/2029	5/21/2024	$8,569,500	$8,461,935	$8,405,823	#
American Auto Auction Group, LLC (2025 Refinancing Term Loan (First Lien))[1,3]	4.5% + CME Term SOFR	5/28/2032	11/24/2025	9,949,749	9,807,534	9,872,638
Apex Service Partners, LLC (2024 Revolving Credit Loan)[1,2]	5% + CME Term SOFR	10/24/2029	10/22/2024	298,647	298,647	297,783	#
Apex Service Partners, LLC (2024 Term Loan)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	3,740,546	3,712,087	3,716,981	#
Apex Service Partners, LLC (First Amendment Incremental DDTL Loan)[1]	5% + CME Term SOFR	10/24/2030	9/24/2024	4,955,426	4,936,829	4,924,207	#
Apex Service Partners, LLC (Initial DDTL)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	890,286	883,512	884,677	#
Apex Service Partners, LLC (Second Amendment Incremental DDTL Loan)[1]	5% + CME Term SOFR	10/24/2030	4/29/2025	10,577,995	10,533,999	10,511,354	#
Apex Service Partners, LLC (Second Amendment Incremental Term Loan)[1]	5% + CME Term SOFR	10/24/2030	4/29/2025	3,595,931	3,566,019	3,573,277	#
Aptive Environmental, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	10/15/2032	10/15/2025	1,356,589	1,350,252	1,349,806
Aptive Environmental, LLC (Initial Revolving Loan)[1,2]	3.75% + PRIME	10/15/2032	10/15/2025	2,713,178	2,687,829	2,686,047
Aptive Environmental, LLC (Initial Term Loan)[1]	4.75% + CME Term SOFR	10/15/2032	10/15/2025	30,930,233	30,641,252	30,641,252
Arctic Holdco, LLC (2025 DDTL)[1,2,3]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	3,797,962	3,780,127	4,138,222	#
Arctic Holdco, LLC (Initial Refinancing Revolving Loan)[1,2]	5.25% + CME Term SOFR	1/31/2031	1/31/2025	2,547,771	2,527,235	2,520,023	#
Arctic Holdco, LLC (Tranche B Term Loan)[1,3]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	33,210,191	32,898,288	32,788,422	#
Assembled Intelligence, LLC (Revolving Loan (2024) (First Lien))[1,2]	5.25% + CME Term SOFR	5/3/2029	10/29/2024	520,833	517,266	515,625	#
Assembled Intelligence, LLC (Second Amendment Incremental Term Loan (First Lien))[1]	5% + CME Term SOFR	5/3/2029	10/25/2024	9,360,677	9,296,568	9,268,942	#
Assembled Intelligence, LLC (Third Amendment Incremental Term Loan (First Lien))[1]	5.25% + CME Term SOFR	5/3/2029	10/10/2025	1,766,929	1,751,609	1,749,613	#
Associations, Inc. (Revolving Loan (2024))[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	813,783	813,783	813,783	#
Associations, Inc. (Special Purpose DDTL)[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	1,010,427	1,010,427	1,009,460	#
Associations, Inc. (Term Loan A)[1]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	12,885,637	12,885,637	12,859,865	#
BDO USA, PC (2024 Term Loan)[1]	5% + CME Term SOFR	8/31/2028	10/4/2024	14,772,727	14,772,727	14,793,409
BDO USA, PC (2025 Term Loan)[1]	4.5% + CME Term SOFR	8/31/2028	11/3/2025	1,127,883	1,118,233	1,118,233
Bristol Hospice, LLC (Initial Term Loan)[1,3]	5% + CME Term SOFR	8/26/2032	8/26/2025	18,212,195	18,044,572	18,010,040	#

www.hamiltonlane.com	HL SCOPE RIC LLC	1

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Term Loans* – 133.93% (Continued)
Direct Credit – 133.93% (Continued)
North America – 133.93% (Continued)
Bristol Hospice, LLC (Revolving Credit Loan)[1,2]	5% + CME Term SOFR	8/26/2032	8/26/2025	$1,742,160	$1,726,820	$1,724,739	#
Businessolver.com, Inc. (Amendment No.5 Revolving Credit Loan)[1,2,3]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	2,193,143	2,182,687	2,182,177
Businessolver.com, Inc. (Amendment No.5 DDTL)[1,2,3]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	4,924,295	4,912,557	4,911,984
Businessolver.com, Inc. (Amendment No.5 Initial Term Loan)[1,3]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	32,882,562	32,725,801	32,725,801
C&S Wholesale Grocers, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	9/20/2030	8/6/2025	9,950,000	9,681,890	9,751,000
Celero Commerce, LLC (Multi-Draw Term Loan (2025))[1,2]	5% + CME Term SOFR	2/28/2031	3/14/2025	3,614,458	3,603,288	3,587,393	#
Celero Commerce, LLC (Revolving Loan (2025))[1,2]	5% + CME Term SOFR	2/28/2031	3/14/2025	1,204,819	1,197,373	1,195,783	#
Celero Commerce, LLC (Term Loan (2025))[1]	5% + CME Term SOFR	2/28/2031	3/14/2025	15,180,723	15,086,898	14,921,133	#
Continental Cafe Holdings, LLC (DDTL)[1,2,3]	3.75% + CME Term SOFR	12/31/2029	12/19/2024	4,529,924	4,504,118	4,832,730	#
Continental Cafe Holdings, LLC (Initial Term Loan)[1,3]	4.75% + CME Term SOFR	12/31/2029	12/19/2024	10,323,864	10,206,235	10,258,823	#
Dane Street Acquisition, LLC (DDTL)[1,2]	4.5% + CME Term SOFR	3/28/2033	3/25/2026	3,375,000	3,358,165	3,358,125
Dane Street Acquisition, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	3/28/2033	3/25/2026	7,562,500	7,487,055	7,486,875
Dane Street Acquisition, LLC (Revolving Loan)[1,2]	4.5% + CME Term SOFR	3/28/2033	3/25/2026	1,562,500	1,546,912	1,546,875
Dealer Services Network, LLC (Second Amendment Incremental Term Loan)[1,3]	5.25% + CME Term SOFR	2/9/2027	9/5/2024	15,800,000	15,691,913	15,698,635
Dealer Services Network, LLC (Third Amendment Incremental Term Loan)[1,3]	5.25% + CME Term SOFR	2/9/2027	10/14/2025	2,693,250	2,674,826	2,675,972
Diligent Corporation (A-1 Cash Pay Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	6,374,113	6,340,927	6,231,970	#
Diligent Corporation (A-1 PIK Option Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	1,092,701	1,087,012	1,068,334	#
Drogon Bidco, Inc. (First Amendment Incremental DDTL)[1,2]	4.75% + CME Term SOFR	8/29/2031	12/11/2025	25,000,000	24,881,648	24,867,173
DTI Holdco, Inc. (2025 Refinancing Term Loan (First Lien))[1,3]	4% + CME Term SOFR	4/26/2029	2/7/2025	18,016,892	17,982,494	16,056,264	#
EG Finco Limited (Initial Dollar Term Loan)[1,3]	3.25% + CME Term SOFR	2/10/2031	1/30/2026	7,000,000	6,982,907	7,008,750
Engineering Research and Consulting, LLC (Term B Loan)[1,3]	5% + CME Term SOFR	8/29/2031	8/16/2024	9,875,000	9,691,002	8,835,163	#
Envision Management Holding, Inc. (DDTL)[1,2]	5.5% + CME Term SOFR	12/31/2030	12/30/2025	9,326,537	9,174,401	9,151,804

www.hamiltonlane.com	HL SCOPE RIC LLC	2

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Term Loans* – 133.93% (Continued)
Direct Credit – 133.93% (Continued)
North America – 133.93% (Continued)
Envision Management Holding, Inc. (Initial Term Loan)[1,3]	5.5% + CME Term SOFR	12/31/2030	12/30/2025	$45,541,201	$44,892,127	$45,002,469
ESCP DTFS, Inc. (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/28/2029	9/30/2024	9,850,000	9,729,413	9,760,450	#
Fabletics, Inc. (Initial Term Loan)[1,4]	7.5% + CME Term SOFR	10/31/2030	10/30/2025	20,000,000	19,816,749	19,816,000
Fabletics, Inc. (Interest Only DDTL)[1,2]	7.5% + CME Term SOFR	10/31/2030	10/31/2025	800,000	800,000	798,837
Finastra USA, Inc. (Initial USD Term Loan (First Lien))[1,3]	4% + CME Term SOFR	9/15/2032	7/31/2025	10,000,000	9,905,633	9,451,000	#
Frazier & Deeter Advisory, LLC (2026 Incremental DDTL)[1,2]	4.5% + CME Term SOFR	5/3/2032	2/19/2026	11,250,000	11,222,384	11,221,875	#
Frazier & Deeter Advisory, LLC (DDTL)[1,2]	4.5% + CME Term SOFR	5/3/2032	5/1/2025	4,425,000	4,386,550	4,380,751	#
Frazier & Deeter Advisory, LLC (Initial Term Loan)[1,4]	4.5% + CME Term SOFR	5/3/2032	5/1/2025	38,879,625	38,659,744	38,463,613	#
Frazier & Deeter Advisory, LLC (Revolving Loan)[1,2]	4.5% + CME Term SOFR	5/2/2031	5/1/2025	4,500,000	4,460,898	4,452,900	#
GGG Midco, LLC (DDTL B)[1,3]	5% + CME Term SOFR	9/27/2030	12/8/2025	3,315,001	3,315,001	3,331,576
GGG Midco, LLC (DDTL C)[1,2,3]	5% + CME Term SOFR	9/27/2030	12/8/2025	9,046,175	9,046,175	9,263,858
GGG Midco, LLC (DDTL Retired 4/1/2026)[1,3]	5% + CME Term SOFR	9/27/2030	12/8/2025	5,573,133	5,573,133	5,600,999
Harris & Co., LLC (Delayed Draw Term B Loan)[1]	5% + CME Term SOFR	8/9/2030	8/21/2025	2,867,788	2,867,788	2,856,629	#
Harris & Co., LLC (Delayed Draw Term C Loan)[1,2]	5% + CME Term SOFR	8/9/2030	8/21/2025	1,442,492	1,437,747	1,436,938	#
Harris & Co., LLC (Revolving Loan)[1,2]	5% + CME Term SOFR	8/9/2030	8/21/2025	310,522	308,479	308,398	#
Hills Distribution, Inc. (Amendment No.2 Incremental Term Loan)[1,3]	5.5% + CME Term SOFR	11/8/2029	3/31/2026	6,863,886	6,832,367	6,832,367
Hills Distribution, Inc. (Amendment No.2 DDTL)[1,2,3]	5.5% + CME Term SOFR	11/8/2029	12/5/2025	7,333,333	7,316,496	7,315,000
Hills Distribution, Inc. (DDTL)[1,3]	5.5% + CME Term SOFR	11/8/2029	12/5/2025	7,746,312	7,746,312	7,710,741
Innovative Systems, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	8,011,364	7,974,816	7,955,444
Innovative Systems, LLC (Initial Term Loan)[1,3]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	26,193,182	25,902,790	25,802,903
Innovative Systems, LLC (Revolving Loan)[1,2]	4.75% + CME Term SOFR	8/20/2032	8/20/2025	2,670,455	2,646,089	2,643,750
KAMC Holdings, Inc. (Initial Term Loan)[1,3]	5.25% + CME Term SOFR	8/1/2031	8/1/2025	20,444,943	20,158,831	19,835,683	#
KAMC Holdings, Inc. (Revolving Credit Loan)[1,2]	5.25% + CME Term SOFR	8/1/2031	8/1/2025	2,003,817	1,977,093	1,966,133	#
Kleinfelder Intermediate, LLC (DDTL)[1]	4.5% + CME Term SOFR	9/18/2030	6/12/2025	1,974,797	1,974,797	1,965,121
Kleinfelder Intermediate, LLC (Initial Revolving Loan)[1,2]	4.5% + CME Term SOFR	9/18/2028	6/12/2025	2,487,150	2,487,150	2,487,150

www.hamiltonlane.com	HL SCOPE RIC LLC	3

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Term Loans* – 133.93% (Continued)
Direct Credit – 133.93% (Continued)
North America – 133.93% (Continued)
Kleinfelder Intermediate, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	9/18/2030	6/12/2025	$18,591,443	$18,591,443	$18,500,345
Klick, Inc. (DDTL)[1,2]	5% + CME Term SOFR	11/5/2032	11/5/2025	3,956,044	3,948,121	3,946,154
Klick, Inc. (Initial Term Loan)[1,4]	5% + CME Term SOFR	11/5/2032	11/5/2025	37,087,913	36,903,480	36,913,134
Klick, Inc. (Revolving Loan)[1,2]	5% + CME Term SOFR	11/5/2031	11/5/2025	3,956,044	3,940,198	3,936,264
Legacy Service Partners, LLC (Eleventh Amendment Term Loan)[1,3]	4.5% + CME Term SOFR	11/10/2031	2/12/2026	732,784	729,192	729,356
Legacy Service Partners, LLC (Tenth Amendment DDTL)[1,2,3]	4.5% + CME Term SOFR	11/10/2031	11/10/2025	1,698,487	1,698,487	1,698,487
Legacy Service Partners, LLC (Tenth Amendment Revolving Loan)[1,2,3]	4.5% + CME Term SOFR	11/10/2031	11/10/2025	320,793	320,793	320,793
Legacy Service Partners, LLC (Tenth Amendment Term Loan)[1,3]	4.5% + CME Term SOFR	11/10/2031	11/10/2025	5,962,215	5,962,215	5,934,325
Lehr Upfitters, LLC (DDTL (2025))[1,2,3]	4.75% + CME Term SOFR	9/19/2029	11/12/2025	1,933,333	1,926,805	1,926,083
Lehr Upfitters, LLC (Original Term Loan)[1,3]	4.75% + CME Term SOFR	9/19/2029	11/12/2025	16,398,462	16,287,712	16,286,953
Lehr Upfitters, LLC (Revolving Loan)[1,2,3]	4.75% + CME Term SOFR	9/19/2029	11/12/2025	2,000,000	1,986,493	1,985,583
LHS Borrower, LLC (Initial Term Loan)[1,4]	5.25% + CME Term SOFR	9/4/2031	9/4/2025	51,350,423	50,653,643	50,277,199	#
LHS Borrower, LLC (Revolving Credit Loan)[1,2]	5.25% + CME Term SOFR	9/4/2031	9/4/2025	4,084,615	4,029,191	4,017,080	#
Lindstrom, LLC (Initial Revolving Credit Loan)[1,2,3]	5.5% + CME Term SOFR	12/30/2032	12/29/2025	6,045,016	5,957,637	5,954,905
Lindstrom, LLC (Initial Term Loan)[1,3]	5.5% + CME Term SOFR	12/30/2032	12/29/2025	40,954,984	40,362,994	40,361,137
LSCS Holdings, Inc. (2025 Refinancing Term Loan (First Lien))[1,3]	4.5% + CME Term SOFR	3/4/2032	2/21/2025	19,648,353	19,578,251	19,402,748	#
Monarch Buyer, Inc. (DDTL)[1,2]	4.5% + CME Term SOFR	6/2/2032	6/2/2025	12,495,313	12,440,239	12,430,877	#
Monarch Buyer, Inc. (Initial Term Loan)[1]	4.5% + CME Term SOFR	6/2/2032	6/2/2025	29,850,000	29,586,872	29,638,065	#
Monarch Buyer, Inc. (Revolving Credit Loan)[1,2]	4.5% + CME Term SOFR	6/2/2032	6/2/2025	5,625,000	5,575,416	5,571,288	#
NDT Global Holding, Inc. (DDTL)[1,2,3]	4.5% + CME Term SOFR	6/4/2032	6/4/2025	9,323,067	9,279,138	9,264,981	#
NDT Global Holding, Inc. (Initial Term Loan)[1,3]	4.5% + CME Term SOFR	6/4/2032	6/4/2025	20,895,000	20,698,095	20,732,019	#
NDT Global Holding, Inc. (Revolving Credit Loan)[1,2]	4.5% + CME Term SOFR	6/4/2032	6/3/2025	4,666,667	4,625,493	4,620,513	#
NS and Associates, LLC (New Term A Loan)[1,4]	5% + CME Term SOFR	8/6/2030	8/6/2025	44,736,731	44,347,673	44,289,363	#

www.hamiltonlane.com	HL SCOPE RIC LLC	4

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Term Loans* – 133.93% (Continued)
Direct Credit – 133.93% (Continued)
North America – 133.93% (Continued)
NS and Associates, LLC (Revolving Loan (2025))[1,2]	4.25% + CME Term SOFR	8/6/2030	8/6/2025	$4,038,462	$4,003,341	$3,998,077	#
OMERS Relief Acquisition, LLC (Initial Term Loan (First Lien))[1,3]	4.5% + CME Term SOFR	7/3/2028	9/16/2025	10,461,249	10,378,508	10,442,776
OneZero Financial Systems, LLC (DDTL)[1,2]	5% + CME Term SOFR	10/7/2031	11/4/2024	1,576,398	1,570,184	1,560,702	#
OneZero Financial Systems, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	10/7/2031	10/7/2024	8,948,077	8,877,536	8,770,905	#
OneZero Financial Systems, LLC (Revolving Loan)[1,2]	5% + CME Term SOFR	10/7/2031	11/5/2024	1,129,808	1,120,901	1,118,510	#
Pennant Park JV (First Lien Secured Notes)[1]	8.00% + CME Term SOFR	8/8/2035	11/18/2025	21,875,000	21,875,000	21,875,000
Perforce Software, Inc. (2024-1 Refinancing Term Loan (First Lien))[1,3]	4.75% + CME Term SOFR	7/2/2029	12/18/2024	4,937,500	4,870,181	3,726,331	#
PestCo, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	4,289,718	4,271,065	4,270,275	#
PestCo, LLC (Revolving Loan)[1,2]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	1,718,121	1,710,650	1,709,530	#
PestCo, LLC (Term A Loan)[1,3]	4.75% + CME Term SOFR	8/6/2030	8/6/2025	19,488,644	19,399,354	19,408,741	#
PGI Parent, LLC (Initial Term Loan)[1,3]	5% + CME Term SOFR	12/31/2031	12/29/2025	33,761,538	33,437,945	33,437,946
PGI Parent, LLC (Revolving Credit Loan)[1,2,3]	5% + CME Term SOFR	12/31/2031	12/29/2025	6,153,846	6,094,864	6,092,563
Priority Holdings, LLC (2025-1 Refinancing Term Loan)[1,3]	3.75% + CME Term SOFR	8/2/2032	7/23/2025	3,942,029	3,932,731	3,880,139	#
Project Cardinal Acquisition, LLC (DDTL)[1,2]	4.5% + CME Term SOFR	10/1/2032	10/1/2025	2,807,018	2,793,981	2,792,982
Project Cardinal Acquisition, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	10/1/2032	10/1/2025	14,035,088	13,904,727	13,904,727
Project Cardinal Acquisition, LLC (Revolving Credit Loan)[1,2]	4.5% + CME Term SOFR	10/1/2032	10/1/2025	3,157,895	3,128,563	3,126,316
PT Intermediate Holdings III, LLC (2024 DDTL)[1,2]	4.75% + CME Term SOFR	4/9/2030	11/6/2024	985,930	985,103	984,791	#
PT Intermediate Holdings III, LLC (2024 Term Loan)[1]	4.75% + CME Term SOFR	4/9/2030	4/3/2024	16,967,269	16,940,639	16,690,702	#
Redwood Services, LP (Closing Date Term Loan)[1,4]	4.25% + CME Term SOFR	6/16/2032	6/16/2025	34,200,000	33,896,654	33,854,580	#
Redwood Services, LP (DDTL)[1,2]	4.25% + CME Term SOFR	6/16/2032	6/16/2025	10,800,000	10,752,103	10,727,411	#
Redwood Services, LP (Revolving Loan)[1,2]	4.25% + CME Term SOFR	6/16/2032	6/16/2025	4,500,000	4,460,086	4,455,000	#
SGA Dental Partners Opco, LLC (2025 DDTL)[1,2]	5.5% + CME Term SOFR	7/17/2029	4/1/2025	11,604,224	11,515,194	11,464,785	#
SGA Dental Partners Opco, LLC (Initial DDTL)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	2,351,071	2,335,582	2,308,047	#
SGA Dental Partners Opco, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	12,429,762	12,265,983	12,202,297	#

www.hamiltonlane.com	HL SCOPE RIC LLC	5

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Term Loans* – 133.93% (Continued)
Direct Credit – 133.93% (Continued)
North America – 133.93% (Continued)
Silk Holdings III, LLC (Additional Amendment No.5 Term Loan (First Lien))[1,3]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	$25,000,000	$24,880,817	$24,880,817
Silk Holdings III, LLC (Amendment No.5 Revolving Credit Loan (First Lien))[1,2,3]	4.5% + CME Term SOFR	12/3/2032	12/3/2025	1,666,667	1,658,721	1,658,333
Smartronix, LLC (Term Loan)[1,3]	4.5% + CME Term SOFR	2/6/2032	2/6/2025	6,435,000	6,374,098	6,344,267	#
Solidcore Topco, LLC (Amendment No.1 Incremental Term Loan)[1]	5.75% + CME Term SOFR	9/5/2031	9/5/2025	3,812,395	3,743,385	3,750,253	#
Solidcore Topco, LLC (Amendment No.1 DDTL)[1]	5.75% + CME Term SOFR	9/5/2031	9/5/2025	1,068,796	1,059,123	1,051,375	#
Solidcore Topco, LLC (Closing Date DDTL)[1,2]	5.75% + CME Term SOFR	11/4/2030	11/7/2024	2,000,000	1,984,683	1,980,000	#
Solidcore Topco, LLC (Initial Revolving Loan)[1,2]	5.75% + CME Term SOFR	11/4/2030	11/8/2024	1,000,000	984,683	980,888	#
Solidcore Topco, LLC (Initial Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	9,900,000	9,748,360	9,738,630	#
SPLAT Super Holdco, LLC (DDTL)[1,2,3]	5% + CME Term SOFR	7/2/2032	7/16/2025	774,886	752,400	751,640	#
SPLAT Super Holdco, LLC (Initial Term Loan)[1,3]	5% + CME Term SOFR	7/2/2032	7/16/2025	18,175,114	17,712,323	17,120,957	#
Starlight Parent, LLC (Initial Term Loan (First Lien))[1,3]	4% + CME Term SOFR	4/16/2032	3/13/2025	14,925,000	14,484,284	13,416,083	#
Stellant Midco, LLC (2025 Refinancing Term Loan)[1]	4.5% + CME Term SOFR	9/16/2030	9/12/2025	19,850,000	19,850,000	19,850,000
Summit Buyer, LLC (2025 Incremental DDTL)[1,2]	4.75% + CME Term SOFR	6/2/2031	5/9/2025	7,010,870	6,995,930	6,993,343	#
Summit Buyer, LLC (Closing Date DDTL)[1,2]	5% + CME Term SOFR	6/2/2031	5/31/2024	6,941,602	6,915,986	6,829,440	#
Summit Buyer, LLC (Closing Date Term Loan)[1]	5% + CME Term SOFR	6/2/2031	5/31/2024	12,660,462	12,567,022	12,443,968	#
Summit Buyer, LLC (Revolving Loan)[1,2]	5% + CME Term SOFR	5/31/2030	11/9/2024	1,635,870	1,624,513	1,617,346	#
Sunshine Cadence Holdco, LLC (DDTL)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	4,290,478	4,290,478	4,267,311	#
Sunshine Cadence Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	11,414,412	11,331,528	11,372,433	#
Syndigo, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	9/2/2032	10/3/2025	21,982,820	21,879,345	21,879,345
Syndigo, LLC (Revolving Credit Loan)[1,2]	5% + CME Term SOFR	9/2/2032	10/3/2025	2,962,085	2,948,143	2,947,483
Talent Worldwide, Inc. (Closing Date Term Loan)[1,3]	5.5% + CME Term SOFR	1/16/2031	1/16/2026	8,379,000	8,258,477	8,258,342
Talent Worldwide, Inc. (Revolving Loan)[1,2,3]	5.5% + CME Term SOFR	1/16/2031	1/16/2026	600,000	591,370	591,180

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HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Term Loans* – 133.93% (Continued)
Direct Credit – 133.93% (Continued)
North America – 133.93% (Continued)
Tau Buyer, LLC (DDTL)[1,2]	2.5% + CME Term SOFR	2/2/2032	1/29/2025	$2,362,814	$2,353,006	$2,339,140	#
Tau Buyer, LLC (Revolving Credit Loan)[1,2]	4.5% + CME Term SOFR	2/2/2032	1/29/2025	882,353	874,997	872,795	#
Tau Buyer, LLC (Term B Loan)[1]	2.5% + CME Term SOFR	2/2/2032	1/29/2025	6,807,713	6,751,314	6,721,936	#
Ultimus Group Midco, LLC (Initial DDTL)[1,2]	4.75% + CME Term SOFR	7/1/2032	7/1/2025	8,000,000	7,964,332	7,960,000	#
Ultimus Group Midco, LLC (Initial Term Loan)[1,3]	4.75% + CME Term SOFR	7/1/2032	7/1/2025	23,940,000	23,714,494	23,669,478	#
Ultimus Group Midco, LLC (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	7/1/2032	7/1/2025	3,000,000	2,973,249	2,970,000	#
US Fitness Holdings, LLC (2024 Refinancing RC Facility Loan)[1,2]	5.5% + CME Term SOFR	9/4/2030	9/4/2024	732,143	726,636	724,821	#
US Fitness Holdings, LLC (DDTL)[1,2]	5.5% + CME Term SOFR	9/4/2031	11/10/2024	790,714	787,587	786,761	#
US Fitness Holdings, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	8,626,180	8,566,026	8,601,299	#
Vensure Employer Services, Inc. (Initial Term Loan)[1,3]	5% + CME Term SOFR	9/27/2031	11/1/2024	16,933,910	16,822,552	16,766,264
Vybond Buyer, LLC (DDTL)[1,2]	5% + CME Term SOFR	2/3/2032	2/3/2025	2,628,505	2,612,046	2,608,791	#
Vybond Buyer, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	2/3/2032	2/3/2025	10,322,116	10,192,847	10,199,283	#
Vybond Buyer, LLC (Revolving Credit Loan)[1,2]	5% + CME Term SOFR	2/3/2032	2/3/2025	1,971,379	1,946,690	1,941,808	#
Wisdom Purchaser, LLC (Initial Term Loan)[1,3]	4.5% + CME Term SOFR	7/24/2032	7/24/2025	18,079,688	18,079,688	17,947,706	#
Wisdom Purchaser, LLC (Revolving Credit Loan)[1,2]	4.5% + CME Term SOFR	7/24/2032	7/24/2025	1,875,000	1,875,000	1,875,000	#
Total Direct Credit						1,473,436,871
Total North America						1,473,436,871
Total Term Loans						1,473,436,871

Credit Funds – 6.69%
Direct Equity – 6.69%
North America – 6.69%
BCP Great Lakes II - Series B Holdings LP^[1]	N/A	N/A	9/1/2025	N/A	7,318,296	6,952,959
BSP Debt Fund IV CV LP^[1]	N/A	N/A	8/26/2025	N/A	33,883,667	34,432,244
Pennant Park JV^[1]	N/A	N/A	11/18/2025	N/A	9,375,000	9,375,000
TPG Twin Brook Direct Lending Continuation Fund I LP^[1]	N/A	N/A	12/30/2025	N/A	23,250,000	22,845,566
Total Direct Equity						73,605,769
Total North America						73,605,769
Total Credit Funds						73,605,769

www.hamiltonlane.com	HL SCOPE RIC LLC	7

HL SCOPE RIC LLC

Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 146.01% (Continued)
Short Term Investments – 5.39%
Time Deposits – 5.39%
JPMorgan Chase & Co.	2.98%	4/1/2026	3/31/2026	59,295,300	59,295,300	59,295,300
Total Time Deposits						59,295,300
Total Short Term Investments						59,295,300

Total Investments (Cost $1,614,410,710)						$1,606,337,940
Liabilities in excess of other asstes – (46.01)%						(506,153,443)
Total Net Assets – 100%						$1,100,184,497

DDTL - Delayed Draw Term Loan

CME - Chicago Mercantile Exchange

SOFR - Secured Overnight Financing Rate (CME Term SOFR 3 Month was 3.68% at March 31, 2026)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.
*	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, (iii) the Certificate of Deposit rate, or (iv) SOFR.
#	The Fair Value is estimated using significant unobservable inputs. Please see notes to financial statements for further details regarding the valuation policy of the Fund.
^	Investments do not issue shares.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments.
[2]	Investment has been committed to but has not been fully funded by the Fund as of period end.
[3]	All or a portion of this security is held through HL SCOPE RIC Investments LLC (See Note 1).
[4]	All or a portion of this security is segregated as collateral due to participation agreement.

Percentage based on net assets of $1,100,184,497.

www.hamiltonlane.com	HL SCOPE RIC LLC	8

HL SCOPE RIC LLC

Notes to Schedule of Investments (Unaudited)

March 31, 2026

1.	Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in fund of funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board of Directors (the “Board”) designated the Adviser as its valuation designee to perform fair value determinations and approved new valuation procedures for the Fund, subject to the oversight of the Board.

The Fund’s investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for investments.

Certain fund of funds are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

In cases where the NAV of the fund of funds is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

2.	Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

www.hamiltonlane.com	HL SCOPE RIC LLC	9

HL SCOPE RIC LLC

Notes to Schedule of Investments (Unaudited) (Continued)

March 31, 2026

2.	Portfolio Valuation (Continued)

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Term Loans	$-	$-	$1,473,436,871	$1,473,436,871
Time Deposits	59,295,300	-	-	59,295,300
	59,295,300	-	1,473,436,871	1,532,732,171
Investments valued using practical expedient*				73,605,769
Total Investments				$1,606,337,940

*Certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

Balance as of December 31, 2025	$1,212,480,449
Total gains or losses for the period included in earnings (or changes in net assets)	(6,336,321)
Transfers into Level III	-
Transfers out of Level III	-
Purchases	306,661,664
Sales	(39,368,921)
Balance as of March 31, 2026	$1,473,436,871
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$(6,433,899)

www.hamiltonlane.com	HL SCOPE RIC LLC	10